Note 7 - Share-based Compensation - Options by Exercise Price Range (Details)	12 Months Ended
Dec. 31, 2016 $ / shares shares
Options Outstanding Shares (in shares) | shares	1,464,000
Options Outstanding Weighted Average Remaining Life (Year)	7 years 14 days
Options Outstanding Weighted Average Price (in dollars per share)	$ 6.46
Options Exercisable Shares (in shares) | shares	1,302,000
Options Exercisable Weighted Average Price (in dollars per share)	$ 6.99
Range One [Member]
Lower Exercise Price Limit (in dollars per share)	0
Upper Exercise Price Limit (in dollars per share)	$ 20
Options Outstanding Shares (in shares) | shares	1,455,000
Options Outstanding Weighted Average Remaining Life (Year)	7 years 25 days
Options Outstanding Weighted Average Price (in dollars per share)	$ 5.48
Options Exercisable Shares (in shares) | shares	1,293,000
Options Exercisable Weighted Average Price (in dollars per share)	$ 5.89
Range Two [Member]
Lower Exercise Price Limit (in dollars per share)	20.01
Upper Exercise Price Limit (in dollars per share)	$ 1,000
Options Outstanding Shares (in shares) | shares	9,000
Options Outstanding Weighted Average Remaining Life (Year)	2 years 10 days
Options Outstanding Weighted Average Price (in dollars per share)	$ 158.98
Options Exercisable Shares (in shares) | shares	9,000
Options Exercisable Weighted Average Price (in dollars per share)	$ 158.98